Additional capital disclosures (Tables)	12 Months Ended
Mar. 31, 2023
Capital structure [abstract]
Summary of Capital Structure

The capital structure as at March 31, 2022 and 2023 was as follows:

	As at March 31,
	2022		2023		% Change
Equity attributable to the equity shareholders of the Company	₹	658,158	₹	781,164	18.7%
As percentage of total capital		79%		82%

Current loans, borrowings and bank overdrafts		95,233		88,821
Non-current long-term loans and borrowings		56,463		61,272
Lease liabilities		24,233		24,573
Total loans, borrowings and bank overdrafts and lease liabilities	₹	175,929	₹	174,666	(0.7)%
As percentage of total capital		21%		18%

Total capital	₹	834,087	₹	955,830	14.6%